CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 355,561	$ 385,091
Short-term interest-bearing deposits	215,609	120,079
Marketable securities	176,070	135,850
Trade accounts receivable	126,966	153,409
Inventories	192,256	170,778
Other current assets	22,019	22,752
Total current assets	1,088,481	987,959
LONG-TERM INVESTMENTS	40,085	35,945
PROPERTY AND EQUIPMENT, NET	681,939	657,234
INTANGIBLE ASSETS, NET	10,281	13,435
GOODWILL	7,000	7,000
DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET	105,047	88,404
TOTAL ASSETS	1,932,833	1,789,977
CURRENT LIABILITIES
Current maturities of long-term debt	65,932	10,814
Trade accounts payable	119,199	104,329
Deferred revenue and customers' advances	10,322	20,711
Employee related liabilities	50,302	50,750
Other current liabilities	7,301	17,117
Total current liabilities	253,056	203,721
LONG-TERM DEBT
Debentures	94,552	120,170
Other long-term debt	151,269	136,499
LONG-TERM CUSTOMERS' ADVANCES	28,196	28,131
EMPLOYEE RELATED LIABILITIES	13,285	13,898
DEFERRED TAX LIABILITY	45,238	50,401
OTHER LONG-TERM LIABILITIES	514	952
TOTAL LIABILITIES	586,110	553,772
Ordinary shares of NIS 15 par value: 150,000 authorized as of December 31, 2019 and 2018 106,895 and 106,808 issued and outstanding, respectively, as of December 31, 2019 105,066 and 104,979 issued and outstanding, respectively, as of December 31, 2018	426,111	418,492
Additional paid-in capital	1,395,376	1,380,396
Capital notes		20,758
Cumulative stock based compensation	107,774	93,226
Accumulated other comprehensive loss	(18,244)	(23,388)
Accumulated deficit	(547,398)	(637,446)
SHAREHOLDERS' EQUITY, before treasury stock	1,363,619	1,252,038
Treasury stock, at cost - 87 shares	(9,072)	(9,072)
THE COMPANY'S SHAREHOLDERS' EQUITY	1,354,547	1,242,966
Non-controlling interest	(7,824)	(6,761)
TOTAL SHAREHOLDERS' EQUITY	1,346,723	1,236,205
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,932,833	$ 1,789,977